Expense Example {- Fidelity® Pacific Basin Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Pacific Basin Fund - Fidelity Pacific Basin Fund-Default	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 106
3 years	331
5 years	574
10 years	$ 1,271